Financial risk management - D.5. Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ (4,580)		$ (3,785)
Cash and cash equivalents	528		619	[1]	$ 646		$ 769
Pledged deposits (related to bank borrowings)	2		1
Derivative financial liabilities	0		(56)
Net cash (debt) including derivatives related to debt	(4,051)		(3,220)
Trade payables (excluding accruals)	(26)		(25)
Put Option liability	(239)		0	[2]
Trade receivables	343	$ 339	386
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(4,580)		(3,785)
Cash and cash equivalents	528		619
Pledged deposits (related to bank borrowings)	2		1
Derivative financial liabilities	0		(56)
Net cash (debt) including derivatives related to debt	(4,051)		(3,220)
Future interest commitments	(1,111)		(1,108)
Trade payables (excluding accruals)	(478)		(427)
Other financial liabilities (including accruals)	(1,352)		(1,218)
Put Option liability	(239)
Trade receivables	343		386
Other financial assets	310		257
Net financial liabilities	(6,578)		(5,330)
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(458)		(185)
Cash and cash equivalents	528		619
Pledged deposits (related to bank borrowings)	2		1
Derivative financial liabilities	0		(56)
Net cash (debt) including derivatives related to debt	72		380
Future interest commitments	(248)		(255)
Trade payables (excluding accruals)	(478)		(427)
Other financial liabilities (including accruals)	(1,217)		(1,094)
Put Option liability	(239)
Trade receivables	343		386
Other financial assets	184		144
Net financial liabilities	(1,583)		(866)
Liquidity risk | 1 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(1,778)		(1,862)
Cash and cash equivalents	0		0
Pledged deposits (related to bank borrowings)	0		0
Derivative financial liabilities	0		0
Net cash (debt) including derivatives related to debt	(1,778)		(1,862)
Future interest commitments	(786)		(785)
Trade payables (excluding accruals)	0		0
Other financial liabilities (including accruals)	(135)		(124)
Put Option liability	0
Trade receivables	0		0
Other financial assets	126		113
Net financial liabilities	(2,573)		(2,658)
Liquidity risk | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(2,345)		(1,738)
Cash and cash equivalents	0		0
Pledged deposits (related to bank borrowings)	0		0
Derivative financial liabilities	0		0
Net cash (debt) including derivatives related to debt	(2,345)		(1,738)
Future interest commitments	(77)		(68)
Trade payables (excluding accruals)	0		0
Other financial liabilities (including accruals)	0		0
Put Option liability	0
Trade receivables	0		0
Other financial assets	0		0
Net financial liabilities	$ (2,422)		$ (1,806)
Commercial Banks | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	34.00%		30.00%
Bonds | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	54.00%		57.00%
Development Finance Institutions | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	4.00%		3.00%
Finance lease liabilities | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	8.00%		10.00%

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.
[2]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.